RISK MANAGEMENT - Mitigation Of Credit Risk, Collateral and Other (Details) - Mortgage - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	$ 18,592,103	$ 16,151,299
Less than 50%
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	6,414,097	5,243,564
51 - 70%
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	6,678,883	5,912,568
71 - 90%
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	4,890,501	4,412,544
91 - 100%
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	426,810	419,521
More than 100%
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	181,812	163,102
Credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	423,851	314,469
Credit-impaired | Less than 50%
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	99,462	74,258
Credit-impaired | 51 - 70%
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	146,568	108,222
Credit-impaired | More than 70%
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	$ 177,821	$ 131,990